FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04024

                        Dryden California Municipal Fund

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                       Date of fiscal year-end: August 31

                     Date of reporting period: June 30, 2006





Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.






******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04024
Reporting Period: 07/01/2005 - 06/30/2006
Dryden California Municipals Fund









========= DRYDEN CALIFORNIA MUNICIPAL FUND - CALIFORNIA INCOME SERIES ==========
=========                       - ADVISOR: PIM                        ==========

The DRYDEN CALIFORNIA MUNICIPAL FUND - CALIFORNIA INCOME SERIES - ADVISOR: PIM fund held no voting securities during the period covered by this report.
No records are attached.





============ DRYDEN CALIFORNIA MUNICIPAL FUND - CALIFORNIA SERIES - ============
============                      ADVISOR: PIM                      ============

The DRYDEN CALIFORNIA MUNICIPAL FUND - CALIFORNIA SERIES - ADVISOR: PIM fund held no voting securities during the period covered by this report. No records are attached.

========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Dryden California Municipal Fund


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)




Judy A. Rice, President

* By Power of Attorney. Filed on June 30, 2006. Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 28 to the filing on Form N-1A for Dryden Municipal Bond Fund (File No. 33-10649) filed via EDGAR on
June 30, 2006.


Date: August 22, 2006